Artisan Global Discovery Fund Average Annual Total Returns			12 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	88 Months Ended	111 Months Ended	117 Months Ended	149 Months Ended	161 Months Ended	177 Months Ended	195 Months Ended	205 Months Ended
		Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]				7.17%		7.04%
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				11.27%	10.44%		10.08%	10.20%	9.23%	10.36%	8.92%	9.15%	8.30%	6.29%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			16.11%			9.52%	12.25%
Performance Inception Date		Aug. 21, 2017
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.88%			8.89%	11.78%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.71%			7.45%	9.94%
Investor | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.68%			6.62%
Investor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.49%			10.06%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent			16.22%		9.52%
Performance Inception Date		Feb. 03, 2020
Advisor | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.68%
Advisor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.49%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent			16.50%		9.73%
Performance Inception Date		Feb. 03, 2020
Institutional | MSCI ACWI (All Country World Index) Small Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.68%
Institutional | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.49%

[1]	Effective 28 June 2024, the Fund’s primary benchmark was changed from MSCI ACWI Index to MSCI ACWI Small Mid Cap Index and MSCI ACWI Index became the Fund’s secondary benchmark, which will provide an appropriate comparison in light of the Fund’s investment strategy.